Commitments and Contingencies (Schedule of fixed non cancelable time charter contracts) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 159,042
Year 2	23,584
Year 3	9,454
Year 4	5,491
Total	$ 197,571